BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of assets and liabilities disposed

	Amount	Amount
	HKD	US$
Net assets disposed of:
Cash and cash equivalents	39,174	4,990
Amounts due from related parties	422	54
Prepayments and other receivables	37,534	4,781
Property and equipment, net	24,443	3,114
Long-term investments	3,514	448
Other non-current assets	33,488	4,266
Accounts payable	(3,206)	(408)
Amounts due to related parties	(6,099)	(777)
Accrued payroll and welfare payable	(12,623)	(1,608)
Other current liabilities	(4,756)	(606)
Income tax payable	(3,278)	(418)
Other non-current liabilities	(800)	(102)
Net assets of the subsidiaries	107,813	13,734
Noncontrolling interest of the subsidiaries	(43,412)	(5,542)
Fair value of retained non-controlling interest in the subsidiaries	(13,497)	(1,719)
Net assets of the subsidiaries attributable to the Company	50,904	6,473
Reclassification of accumulated translation adjustment into gain on disposal	1,241	184
Consideration	78,308	9,997
Gain from disposal of subsidiaries	26,163	3,340

Schedule of cash flows disposal

	Amount	Amount
	HKD	US$
Cash flows of the disposal:
Cash and cash equivalents deconsolidated	(39,174)	(4,990)
Proceeds from the disposal of subsidiaries	78,308	9,997
Proceeds from disposal of subsidiaries, net of cash disposed	39,134	5,007

Loto Interactive
Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date

The following table presents the purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date.

	Amount	Amount
	HKD	US$
Current assets	232,103	29,854
Property and equipment, net	201,713	25,946
Other non-current assets	71,728	9,226
Total identifiable assets acquired	505,544	65,026

Current liabilities	163,161	20,987
Non-current liabilities	2,388	307
Total liabilities assumed	165,549	21,294

Net identifiable assets acquired	339,995	43,732

Summary of calculation of the purchase consideration

Concurrently with the completion of the Share Subscription, Loto Interactive has completed its acquisition of the remaining equity interests in its indirectly held subsidiary, Ganzi Changhe Hydropower Consumption Service Co., Ltd. (“Ganzi Changhe Data Center”), for a total consideration of RMB88,200 (US$13,841) in cash.

The following table presents the calculation of the purchase consideration. The calculation of US$ amount was based on the exchange rate of 1.00 HKD to 0.1286 US$ of the acquisition date on March 31, 2021.

	Amount	Amount
	HKD	US$
Re-measurement of the fair value of previously-held equity interest	79,280	10,200
Purchase price at acquisition close on March 31, 2021	105,000	13,503
Fair value of noncontrolling shareholders	155,715	20,029
Total allocated purchase price	339,995	43,732

Blockchain Alliance Technologies
Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date

	Amount	Amortization Years
	USD
Current assets	73,389	—
Acquired intangible assets	58,559	10.0
Other non-current assets	31	—
Total identifiable assets acquired	131,979	—

Other current liabilities	73,420	—
Total liabilities	73,420	—

Net identifiable assets acquired	58,559	—
Total Consideration	85,128	—
Goodwill	26,569	—

Summary of calculation of the purchase consideration

Amount
USD
Fair value of 44,353,435 Class A ordinary shares at acquisition close on April 15, 2021	69,945
Contingent consideration	15,183
Total allocated purchase price	85,128

Acquisition of Bee Computing (HK) Limited
Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date

	Amount	Amortization Years
	US$
Cash	25
Prepayments and other receivables	18,155
Acquired intangible asset	3,633	3.0
Total identifiable assets acquired	21,813
Total purchase consideration	21,813

Summary of calculation of the purchase consideration

Amount
US$
Fair value of 16,038,930 Class A ordinary shares at acquisition close on May 31, 2022	3,416
Effective settlement of preexisting loans	18,397
Total purchase consideration	21,813